AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 98.9%
Exchange-Traded Funds**
iShares 20+ Year Treasury Bond ETF	15,465	$ 2,212,732
iShares Core MSCI EAFE ETF(a)	153,286	9,361,176
iShares Core MSCI Emerging Markets ETF	122,640	6,011,813
iShares Core S&P 500 ETF	87,954	26,256,028
iShares Core S&P Total US Stock Market ETF(a)	124,431	8,345,587
iShares Edge MSCI Min Vol USA ETF(a)	99,767	6,395,065
iShares Edge MSCI USA Momentum Factor ETF(a)	26,044	3,105,747
iShares Global Tech ETF(a)	22,914	4,238,402
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,637	2,120,885
iShares Intermediate-Term Corporate Bond ETF(a)	128,713	7,455,057
iShares MBS ETF	67,933	7,357,144
iShares Short Maturity Bond ETF	124,933	6,289,127
iShares U.S. Treasury Bond ETF	613,024	16,137,857

Total Long-Term Investments (cost $103,315,048)		105,286,620

Short-Term Investments — 20.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	672,111	672,111
PGIM Institutional Money Market Fund (cost $20,891,451; includes $20,872,614 of cash collateral for securities on loan)(b)(w)	20,888,756	20,890,846

Total Short-Term Investments (cost $21,563,562)		21,562,957

TOTAL INVESTMENTS—119.1% (cost $124,878,610)		126,849,577

Liabilities in excess of other assets — (19.1)%		(20,348,927)

Net Assets — 100.0%		$ 106,500,650

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
iBoxx	Bond Market Indices
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

**	Investment is an affiliate of the Subadvisor.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,499,878; cash collateral of $20,872,614 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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